RELATED PARTIES TRANSACTIONS - Transactions With Related Parties (Details) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) subsidiary	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 612	$ (3,460)		$ 2,949	$ 3,274
Guaranty liabilities		944	$ 944	0
Golar Ice And Golar Kelvin
Related Party Transaction [Line Items]
Number of acquired subsidiaries, Golar guaranteed payment obligations | subsidiary			2
Guaranty, lease obligations | CoolCo | Golar LNG Limited
Related Party Transaction [Line Items]
Guaranty liabilities		210,300	$ 210,300
Ship management fees revenue and expenses
Related Party Transaction [Line Items]
Revenue from related parties	1,342	2,030		6,468	7,820
Costs and expenses, related party	(730)	(4,534)		(5,001)	(4,546)
Egyptian Company for Gas Services
Related Party Transaction [Line Items]
Compensation amount	0	0		1,482	0
Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount	0	(837)		0	0
Debt guarantee compensation | Golar LNG Limited
Related Party Transaction [Line Items]
Compensation amount			$ 800
Commitment fee
Related Party Transaction [Line Items]
Compensation amount	$ 0	(119)		$ 0	$ 0
Debt guarantee percentage | CoolCo | Golar LNG Limited
Related Party Transaction [Line Items]
Related party transaction rate			0.50%
Loan from related party | Golar LNG Limited
Related Party Transaction [Line Items]
Related party transaction rate			5.00%
Maturity period of debt (in days or years)			2 years
Notes receivable, related party		$ 25,000	$ 25,000
Annual commitment fee			0.50%
Commitment fee on short term loan | Golar LNG Limited
Related Party Transaction [Line Items]
Compensation amount			$ 100